UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA FIRST START GROWTH FUND
       JANUARY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR
INVESTORS TO FOCUS LESS ON WHAT'S HAPPENING         [PHOTO OF BROOKS ENGLEHARDT]
DAY-TO-DAY IN THE FINANCIAL MARKETS AND MORE
ON THEIR OWN FINANCIAL WELL-BEING."

--------------------------------------------------------------------------------

MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

================================================================================

================================================================================

  it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        30

    Financial Statements                                                     33

    Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                              51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.
202738-0315

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA FIRST START GROWTH FUND (THE FUND), SEEKS LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities when we believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, we generally will invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on our view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund at times may implement an index option-based strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company             Quantitative Management Associates LLC

    ARNOLD J. ESPE, CFA                               PETER XU, Ph.D.
    WASIF A. LATIF                                    DANIEL CARLUCCI, CFA
    JOHN P. TOOHEY, CFA*                              STACIE L. MINTZ, CFA

--------------------------------------------------------------------------------

o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    The divergence among the world's major economies was the primary driver of financial market performance during the six-month reporting period ended January 31, 2015. In the United States, economic growth maintained the acceleration that has been in place since the weather-related downturn experienced during the first quarter of 2014. The unemployment rate dipped below 6%, a level not seen in nearly five years, and third-quarter gross domestic product growth came in at a healthy 5%. The strengthening economic conditions in the United States were not matched by a similar improvement overseas, however. European growth continued to stagnate, raising concerns about a possible "triple-dip" recession in the region, while the Japanese economy experienced negative growth despite massive economic and monetary stimulus. Certain emerging market nations, including Brazil and Russia, also came under pressure as the drop in energy prices disrupted the economies of oil-exporting nations.

    The "de-coupling" of global economic trends was evident in financial market performance. Large-cap U.S. equities returned 4.37% during the six-month reporting period, while developed market international equities returned -6.97% (based on the S&P 500(R) Index and MSCI

    *Effective December 1, 2014, John P. Toohey is no longer a portfolio manager of the Fund.

================================================================================

2  | USAA FIRST START GROWTH FUND

================================================================================

    EAFE Index, respectively). The MSCI Emerging Markets Index also lost ground, ending the period at -9.05%. In both the developed and emerging overseas markets, a large portion of the downturn was driven by a sharp decline in international currencies versus the U.S. dollar.

    While stronger growth would ordinarily be expected to weigh on bond market performance, U.S. investment-grade bonds nonetheless gained 4.36% (as measured by the Barclays U.S. Aggregate Bond Index). The key driver of this positive return was the sharp decline in bond yields overseas. In Germany, for example, the yield on the 10-year note closed at just 0.31% on the final day of the reporting period. The yields on U.S. bonds, while low on an absolute basis (as gauged by the 10-year U.S. Treasury note's level of 1.68% on January 30), were nonetheless high enough to attract demand from global investors despite the United States' accelerating economic growth.

o HOW DID THE USAA FIRST START GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended January 31, 2015, the Fund had a total return of 1.13%. This compares to total returns of 4.38% for the Russell 3000(R) Index (the Index), 4.36% for the Barclays U.S. Aggregate Bond Index, and -0.22% for the Lipper Flexible Portfolio Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Quantitative Management Associates LLC (QMA) is a subadviser to the Fund. The investment adviser and the subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    Refer to page 8 for benchmark definitions.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o   PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE.

    The Fund's equity allocation, which is made up of a portfolio of high-quality, large-cap companies, performed well and was the most significant factor contributing to the Fund's positive total return. The Fund's continued focus on larger companies reflects our belief that the large-cap asset class offers more compelling valuations than the small-cap asset class.

    The positive impact from the Fund's allocation in the U.S. equity market was offset by the weaker performance of its position in international stocks. We achieved this exposure through investment in both broad-based exchange-traded funds (ETFs) as well as investments targeted to specific countries and regions. Our overweight positions in these segments was driven by their attractive relative valuations. U.S. equities are fully valued relative to their own history, but international stocks - particularly those in Europe and the emerging markets - offer more reasonable valuations. Further, year-end estimates indicated that earnings growth in Europe, Japan, and the emerging markets could exceed that of the United States in 2015. We also believe the emerging markets represent an opportunity based on their compelling valuations, favorable demographic trends, and long-term growth prospects. We believe that these factors will ultimately be reflected in the longer-term performance of international equities despite their weak showing during reporting period.

    The Fund's bond portfolio generated a positive total return during the reporting period, which helped mitigate the volatility in equities. Our security selection for this portion of the Fund favors securities that tend to be more sensitive to shifts in investors' appetite for risk, over securities whose performance is determined more by interest-rate movements. During a time that is characterized by rising investor risk aversion and falling long-term bond yields, this approach detracted slightly from the Fund's performance. However, the bond portfolio nonetheless finished with a gain due to the strength of our individual security selection.

================================================================================

4  | USAA FIRST START GROWTH FUND

================================================================================

    The Fund's option hedging strategy detracted modestly from performance. The goal of the Fund's hedging strategy is to buffer against the impact of large stock market sell-offs, but it also can prevent the Fund from fully participating in the market's upside. We believe continued hedging is warranted at this stage given the combination of rising global uncertainty and the increased valuations for the U.S. equity market.

    We believe the recent divergence in the performance of the major asset classes may serve as a preview of what investors can expect in 2015. Economic growth, central bank policy, and valuations vary greatly by region, and each can have a discrete impact on different segments of the financial markets. In an economic environment characterized by a wide range of opposing trends, we believe our actively-managed, value-driven approach to asset allocation is essential for capturing opportunity and mitigating risk.

    Thank you for your continued investment in the Fund.

Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Exchange-traded funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o When used for risk management, derivatives may result in losses or missed opportunities.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA FIRST START GROWTH FUND (THE FUND) (Ticker Symbol: UFSGX)

--------------------------------------------------------------------------------
                                             1/31/15                7/31/14
--------------------------------------------------------------------------------
Net Assets                                $357.0 Million          $341.0 Million
Net Asset Value Per Share                     $12.93                  $13.72

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
    7/31/14 - 1/31/15*            1 YEAR            5 YEARS            10 YEARS
         1.13%                    8.91%             10.26%              6.11%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
     1 YEAR                          5 YEARS                          10 YEARS
     6.90%                           10.33%                            5.82%

--------------------------------------------------------------------------------
                       EXPENSE RATIOS AS OF 7/31/14**
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT    1.84%                     AFTER REIMBURSEMENT   1.48%

             (includes acquired fund fees and expenses of 0.10%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.38% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA FIRST START GROWTH FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 3000   LIPPER FLEXIBLE PORTFOLIO   USAA FIRST START    BARCLAYS U.S. AGGREGATE
                     INDEX               FUNDS INDEX            GROWTH FUND            BOND INDEX
 1/31/2005           $ 10,000.00          $ 10,000.00            $ 10,000.00            $ 10,000.00
 2/28/2005             10,220.13            10,188.52              10,075.68               9,940.97
 3/31/2005             10,047.27            10,007.72               9,945.95               9,889.91
 4/30/2005              9,828.98             9,824.85               9,913.51              10,023.76
 5/31/2005             10,201.41            10,051.58              10,313.51              10,132.21
 6/30/2005             10,272.67            10,125.36              10,432.43              10,187.46
 7/31/2005             10,694.11            10,449.34              10,800.00              10,094.71
 8/31/2005             10,592.16            10,448.92              10,627.03              10,224.12
 9/30/2005             10,684.83            10,600.57              10,897.30              10,118.80
10/31/2005             10,484.72            10,455.83              10,864.86              10,038.72
11/30/2005             10,892.57            10,706.71              11,383.78              10,083.12
12/31/2005             10,902.35            10,806.95              11,481.08              10,178.99
 1/31/2006             11,266.61            11,156.20              11,708.11              10,179.56
 2/28/2006             11,286.64            11,108.49              11,556.76              10,213.35
 3/31/2006             11,481.74            11,285.24              11,470.27              10,113.13
 4/30/2006             11,606.30            11,412.27              11,286.49              10,094.80
 5/31/2006             11,234.71            11,150.67              10,659.46              10,084.03
 6/30/2006             11,254.59            11,138.94              10,562.16              10,105.40
 7/31/2006             11,244.05            11,175.97              10,400.00              10,242.05
 8/31/2006             11,519.11            11,373.16              10,529.73              10,398.84
 9/30/2006             11,776.97            11,498.50              10,843.24              10,490.18
10/31/2006             12,200.91            11,802.06              11,070.27              10,559.57
11/30/2006             12,466.38            12,066.02              11,254.05              10,682.08
12/31/2006             12,615.68            12,187.09              11,369.15              10,620.08
 1/31/2007             12,855.81            12,331.83              11,522.05              10,615.73
 2/28/2007             12,644.92            12,283.67              11,401.91              10,779.42
 3/31/2007             12,776.53            12,399.00              11,489.28              10,779.75
 4/30/2007             13,286.91            12,785.79              11,849.69              10,837.88
 5/31/2007             13,771.12            13,073.50              12,079.04              10,755.74
 6/30/2007             13,513.21            13,014.20              11,926.14              10,723.92
 7/31/2007             13,052.37            12,882.48              11,685.87              10,813.38
 8/31/2007             13,239.73            12,873.74              11,751.39              10,945.91
 9/30/2007             13,722.41            13,381.17              12,079.04              11,028.95
10/31/2007             13,974.13            13,737.37              12,264.70              11,128.02
11/30/2007             13,345.04            13,412.18              11,893.37              11,328.14
12/31/2007             13,264.28            13,353.40              11,833.35              11,359.96
 1/31/2008             12,460.31            12,919.38              11,256.11              11,550.78
 2/29/2008             12,073.30            12,837.69              11,111.80              11,566.82
 3/31/2008             12,001.77            12,666.94              10,978.60              11,606.28
 4/30/2008             12,601.96            13,124.02              11,200.61              11,582.03
 5/31/2008             12,860.13            13,331.89              11,400.42              11,497.10
 6/30/2008             11,798.91            12,733.00              10,845.39              11,487.80
 7/31/2008             11,704.80            12,492.21              10,723.28              11,478.43
 8/31/2008             11,886.59            12,449.51              10,778.78              11,587.37
 9/30/2008             10,768.96            11,283.16               9,990.63              11,431.73
10/31/2008              8,858.98             9,548.04               8,580.84              11,161.89
11/30/2008              8,159.66             9,010.17               7,992.51              11,525.21
12/31/2008              8,315.76             9,344.88               8,175.30              11,955.21
 1/31/2009              7,617.90             8,948.31               7,692.37              11,849.72
 2/28/2009              6,819.88             8,344.66               7,174.95              11,805.00
 3/31/2009              7,417.26             8,897.56               7,565.89              11,969.10
 4/30/2009              8,197.81             9,610.14               8,313.28              12,026.33
 5/31/2009              8,635.22            10,222.11               8,991.68              12,113.56
 6/30/2009              8,664.64            10,054.33               9,221.65              12,182.46
 7/31/2009              9,339.06            10,872.60               9,716.08              12,378.96
 8/31/2009              9,672.76            11,137.50              10,095.52              12,507.13
 9/30/2009             10,078.01            11,609.76              10,612.95              12,638.52
10/31/2009              9,818.81            11,428.59              10,635.94              12,700.92
11/30/2009             10,376.75            11,916.10              10,888.90              12,865.35
12/31/2009             10,672.46            12,070.54              11,170.23              12,664.25
 1/31/2010             10,287.74            11,755.01              11,110.81              12,857.71
 2/28/2010             10,636.51            11,958.61              11,312.83              12,905.72
 3/31/2010             11,306.90            12,542.39              11,764.39              12,889.85
 4/30/2010             11,550.91            12,733.39              11,859.46              13,024.03
 5/31/2010             10,638.42            12,001.09              11,372.24              13,133.63
 6/30/2010             10,026.84            11,610.53              11,003.86              13,339.58
 7/31/2010             10,722.93            12,234.31              11,562.38              13,481.90
 8/31/2010             10,218.17            11,943.20              11,241.53              13,655.38
 9/30/2010             11,182.93            12,702.36              12,085.24              13,669.93
10/31/2010             11,619.93            13,120.98              12,429.85              13,718.61
11/30/2010             11,687.01            13,110.82              12,370.43              13,639.76
12/31/2010             12,479.26            13,628.89              12,932.23              13,492.67
 1/31/2011             12,751.83            13,913.64              13,102.56              13,508.38
 2/28/2011             13,216.10            14,194.55              13,516.19              13,542.17
 3/31/2011             13,275.72            14,259.07              13,710.85              13,549.65
 4/30/2011             13,670.86            14,663.53              14,112.32              13,721.65
 5/31/2011             13,514.88            14,536.36              13,966.33              13,900.71
 6/30/2011             13,272.16            14,324.65              13,783.84              13,860.02
 7/31/2011             12,968.23            14,209.16              13,564.86              14,079.95
 8/31/2011             12,190.20            13,587.26              12,737.58              14,285.66
 9/30/2011             11,244.29            12,674.89              11,910.31              14,389.58
10/31/2011             12,538.43            13,727.93              12,822.74              14,405.04
11/30/2011             12,504.54            13,517.98              12,701.08              14,392.54
12/31/2011             12,607.32            13,471.21              12,640.50              14,550.72
 1/31/2012             13,243.52            14,092.09              13,238.27              14,678.49
 2/29/2012             13,803.76            14,535.79              13,686.60              14,675.12
 3/31/2012             14,229.57            14,670.01              13,848.50              14,594.71
 4/30/2012             14,136.24            14,634.73              13,761.33              14,756.51
 5/31/2012             13,262.35            13,855.57              13,001.65              14,890.03
 6/30/2012             13,781.77            14,245.41              13,412.62              14,895.87
 7/31/2012             13,918.28            14,420.34              13,537.16              15,101.33
 8/31/2012             14,265.66            14,716.96              13,823.60              15,111.20
 9/30/2012             14,640.27            15,036.02              14,159.85              15,132.00
10/31/2012             14,387.75            14,932.28              14,172.30              15,161.76
11/30/2012             14,499.17            15,063.08              14,284.38              15,185.69
12/31/2012             14,676.85            15,268.49              14,524.10              15,164.06
 1/31/2013             15,482.18            15,737.52              15,032.37              15,058.00
 2/28/2013             15,687.36            15,753.59              15,095.91              15,133.48
 3/31/2013             16,302.09            16,016.29              15,413.58              15,145.57
 4/30/2013             16,568.94            16,237.42              15,731.26              15,298.82
 5/31/2013             16,959.81            16,230.26              15,743.97              15,025.86
 6/30/2013             16,739.83            15,857.31              15,388.17              14,793.43
 7/31/2013             17,657.31            16,436.22              15,959.99              14,813.66
 8/31/2013             17,164.39            16,174.77              15,591.48              14,737.93
 9/30/2013             17,802.50            16,743.12              16,061.64              14,877.46
10/31/2013             18,558.71            17,215.95              16,544.51              14,997.74
11/30/2013             19,097.30            17,379.74              16,836.77              14,941.59
12/31/2013             19,601.14            17,642.04              17,078.40              14,857.15
 1/31/2014             18,981.87            17,345.21              16,621.76              15,076.67
 2/28/2014             19,882.29            18,002.21              17,261.06              15,156.83
 3/31/2014             19,987.82            17,985.78              17,404.58              15,131.01
 4/30/2014             20,012.08            18,013.22              17,574.19              15,258.70
 5/31/2014             20,448.76            18,372.72              17,913.41              15,432.42
 6/30/2014             20,961.66            18,699.42              18,135.20              15,440.40
 7/31/2014             20,548.14            18,423.68              17,900.36              15,401.67
 8/31/2014             21,410.23            18,801.67              18,317.86              15,571.70
 9/30/2014             20,963.94            18,355.67              17,952.55              15,465.97
10/31/2014             21,540.73            18,468.38              18,187.39              15,617.99
11/30/2014             22,062.74            18,632.29              18,435.28              15,728.79
12/31/2014             22,062.49            18,403.25              18,257.07              15,743.53
 1/31/2015             21,448.46            18,383.02              18,103.06              16,073.63

                                   [END CHART]

                          Data from 1/31/05 to 1/31/15.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                         INVESTMENT OVERVIEW | 7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

8  | USAA FIRST START GROWTH FUND

================================================================================

                        o TOP 10 HOLDINGS - 1/31/15 o
                              (% of Net Assets)

iShares MSCI EAFE ETF* ........................................... 6.3%
iShares MSCI Germany ETF* ........................................ 4.1%
iShares Core MSCI EAFE ETF* ...................................... 3.9%
U.S. Treasury Bond, 3.13%, 8/15/2044 ............................. 3.5%
iShares Core MSCI Emerging Markets ETF* .......................... 3.1%
Apple, Inc........................................................ 1.9%
U.S. Treasury Note, 1.63%, 8/15/2022 ............................. 1.4%
Microsoft Corp. .................................................. 1.1%
Exxon Mobil Corp. ................................................ 1.0%
General Electric Co. ............................................. 0.8%

* The Fund may rely on certain Securities and Exchange Commission exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 11-29.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                         o ASSET ALLOCATION - 1/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                22.3%
INTERNATIONAL EXCHANGE-TRADED FUNDS*                      18.9%
INFORMATION TECHNOLOGY                                    10.5%
HEALTH CARE                                                8.2%
U.S. TREASURY SECURITIES                                   7.1%
CONSUMER DISCRETIONARY                                     6.5%
INDUSTRIALS                                                6.4%
ENERGY                                                     5.0%
CONSUMER STAPLES                                           4.7%
UTILITIES                                                  4.4%
MATERIALS                                                  2.4%
MONEY MARKET INSTRUMENTS                                   1.9%
TELECOMMUNICATION SERVICES                                 0.7%
DOMESTIC EXCHANGE-TRADED FUNDS*                            0.5%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA FIRST START GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             EQUITY SECURITIES (73.0%)
             COMMON STOCKS (52.4%)
             CONSUMER DISCRETIONARY (6.5%)
             -----------------------------
             APPAREL RETAIL (1.1%)
  16,900     DSW, Inc. "A"                                                           $      601
  12,000     Finish Line, Inc. "A"                                                          283
   1,300     Foot Locker, Inc.                                                               69
  26,600     Gap, Inc.                                                                    1,096
  14,800     Ross Stores, Inc.                                                            1,357
   9,200     TJX Companies, Inc.                                                            607
                                                                                     ----------
                                                                                          4,013
                                                                                     ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
  14,900     Michael Kors Holdings Ltd.*                                                  1,055
                                                                                     ----------
             AUTO PARTS & EQUIPMENT (0.4%)
   9,600     Delphi Automotive plc                                                          660
  14,100     Johnson Controls, Inc.                                                         655
                                                                                     ----------
                                                                                          1,315
                                                                                     ----------
             AUTOMOBILE MANUFACTURERS (0.2%)
  11,000     Thor Industries, Inc.                                                          620
                                                                                     ----------
             BROADCASTING (0.1%)
  19,300     Discovery Communications, Inc. "C"*                                            538
                                                                                     ----------
             CABLE & SATELLITE (0.8%)
  32,100     Comcast Corp. "A"                                                            1,706
  14,200     DIRECTV*                                                                     1,211
                                                                                     ----------
                                                                                          2,917
                                                                                     ----------
             CONSUMER ELECTRONICS (0.0%)
   1,000     Universal Electronics, Inc.*                                                    64
                                                                                     ----------
             DISTRIBUTORS (0.1%)
   2,700     Genuine Parts Co.                                                              251
                                                                                     ----------
             FOOTWEAR (0.1%)
  10,400     Steven Madden Ltd.*                                                            357
                                                                                     ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 11

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.7%)
  15,800     Dollar Tree, Inc.*                                                      $    1,124
  18,600     Target Corp.                                                                 1,369
                                                                                     ----------
                                                                                          2,493
                                                                                     ----------
             HOME IMPROVEMENT RETAIL (0.4%)
   1,600     Home Depot, Inc.                                                               167
  21,700     Lowe's Companies, Inc.                                                       1,470
                                                                                     ----------
                                                                                          1,637
                                                                                     ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
   5,400     Marriott Vacations Worldwide Corp.                                             413
                                                                                     ----------
             HOUSEHOLD APPLIANCES (0.1%)
   5,100     Helen of Troy Ltd.*                                                            384
                                                                                     ----------
             INTERNET RETAIL (0.2%)
   9,200     NutriSystem, Inc.                                                              164
     430     Priceline Group, Inc.*                                                         434
   4,400     TripAdvisor, Inc.*                                                             295
                                                                                     ----------
                                                                                            893
                                                                                     ----------
             LEISURE PRODUCTS (0.1%)
   3,900     Polaris Industries, Inc.                                                       564
                                                                                     ----------
             MOVIES & ENTERTAINMENT (0.5%)
   2,700     Cinemark Holdings, Inc.                                                        100
   1,300     Time Warner, Inc.                                                              101
  16,500     Walt Disney Co.                                                              1,501
                                                                                     ----------
                                                                                          1,702
                                                                                     ----------
             PUBLISHING (0.1%)
   2,400     Gannett Co., Inc.                                                               75
   3,000     Thomson Reuters Corp.                                                          115
                                                                                     ----------
                                                                                            190
                                                                                     ----------
             RESTAURANTS (1.0%)
     900     Chipotle Mexican Grill, Inc.*                                                  639
   1,700     Darden Restaurants, Inc.                                                       104
   2,200     DineEquity, Inc.                                                               235
  18,600     McDonald's Corp.                                                             1,719
  10,100     Yum! Brands, Inc.                                                              730
                                                                                     ----------
                                                                                          3,427
                                                                                     ----------
             SPECIALTY STORES (0.2%)
   4,300     Ulta Salon, Cosmetics & Fragrance, Inc.*                                       567
                                                                                     ----------
             Total Consumer Discretionary                                                23,400
                                                                                     ----------

================================================================================

12  | USAA FIRST START GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             CONSUMER STAPLES (4.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
  24,900     Archer-Daniels-Midland Co.                                              $    1,161
   6,600     Bunge Ltd.                                                                     591
                                                                                     ----------
                                                                                          1,752
                                                                                     ----------
             DRUG RETAIL (0.2%)
   7,600     CVS Health Corp.                                                               746
                                                                                     ----------
             FOOD RETAIL (0.5%)
  25,300     Kroger Co.                                                                   1,747
                                                                                     ----------
             HOUSEHOLD PRODUCTS (0.6%)
  10,100     Colgate-Palmolive Co.                                                          682
   9,900     Kimberly-Clark Corp.                                                         1,069
   3,500     Procter & Gamble Co.                                                           295
                                                                                     ----------
                                                                                          2,046
                                                                                     ----------
             HYPERMARKETS & SUPER CENTERS (0.7%)
   6,400     Costco Wholesale Corp.                                                         915
  21,000     Wal-Mart Stores, Inc.                                                        1,784
                                                                                     ----------
                                                                                          2,699
                                                                                     ----------
             PACKAGED FOODS & MEAT (0.4%)
  15,600     Cal-Maine Foods, Inc.                                                          547
  26,400     ConAgra Foods, Inc.                                                            935
                                                                                     ----------
                                                                                          1,482
                                                                                     ----------
             SOFT DRINKS (1.1%)
   9,300     Coca-Cola Enterprises, Inc.                                                    392
  10,200     Monster Beverage Corp.*                                                      1,193
  24,200     PepsiCo, Inc.                                                                2,269
                                                                                     ----------
                                                                                          3,854
                                                                                     ----------
             Total Consumer Staples                                                      14,326
                                                                                     ----------
             ENERGY (3.7%)
             -------------
             INTEGRATED OIL & GAS (1.3%)
  11,000     Chevron Corp.                                                                1,128
  40,500     Exxon Mobil Corp.                                                            3,540
                                                                                     ----------
                                                                                          4,668
                                                                                     ----------
             OIL & GAS DRILLING (0.3%)
   5,500     Atwood Oceanics, Inc.                                                          157
  59,800     Noble Corp. plc                                                                970
                                                                                     ----------
                                                                                          1,127
                                                                                     ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 13

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
  10,800     National Oilwell Varco, Inc.                                            $      588
                                                                                     ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
  13,600     Anadarko Petroleum Corp.                                                     1,112
   1,520     California Resources Corp.*                                                      8
  19,500     Continental Resources, Inc.*                                                   885
  44,400     EP Energy Corp. "A"*                                                           460
   5,500     EQT Corp.                                                                      409
   3,700     SM Energy Co.                                                                  140
                                                                                     ----------
                                                                                          3,014
                                                                                     ----------
             OIL & GAS REFINING & MARKETING (0.8%)
  13,700     HollyFrontier Corp.                                                            492
   1,900     Marathon Petroleum Corp.                                                       176
  19,100     Phillips 66                                                                  1,343
   6,400     Valero Energy Corp.                                                            339
  10,700     Western Refining, Inc.                                                         397
   6,000     World Fuel Services Corp.                                                      294
                                                                                     ----------
                                                                                          3,041
                                                                                     ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  18,100     ONEOK, Inc.                                                                    797
   1,500     Targa Resources Corp.                                                          130
                                                                                     ----------
                                                                                            927
                                                                                     ----------
             Total Energy                                                                13,365
                                                                                     ----------
             FINANCIALS (8.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   4,700     Ameriprise Financial, Inc.                                                     587
   5,400     Bank of New York Mellon Corp.                                                  194
  15,400     Franklin Resources, Inc.                                                       794
   2,300     Waddell & Reed Financial, Inc. "A"                                             103
                                                                                     ----------
                                                                                          1,678
                                                                                     ----------
             CONSUMER FINANCE (0.3%)
  11,700     Capital One Financial Corp.                                                    856
   3,700     Nelnet, Inc. "A"                                                               162
   4,300     Synchrony Financial*                                                           133
                                                                                     ----------
                                                                                          1,151
                                                                                     ----------
             DIVERSIFIED BANKS (1.7%)
  42,500     Bank of America Corp.                                                          644
  46,100     Citigroup, Inc.                                                              2,164
  50,800     JPMorgan Chase & Co.                                                         2,763

================================================================================

14  | USAA FIRST START GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

  10,900     Wells Fargo & Co.                                                       $      566
                                                                                     ----------
                                                                                          6,137
                                                                                     ----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
   8,700     Goldman Sachs Group, Inc.                                                    1,500
   8,300     Lazard Ltd. "A"                                                                380
   2,200     Piper Jaffray Co., Inc.*                                                       112
                                                                                     ----------
                                                                                          1,992
                                                                                     ----------
             LIFE & HEALTH INSURANCE (0.5%)
  19,800     AFLAC, Inc.                                                                  1,130
   1,200     Lincoln National Corp.                                                          60
   4,600     MetLife, Inc.                                                                  214
  15,900     Unum Group                                                                     494
                                                                                     ----------
                                                                                          1,898
                                                                                     ----------
             MULTI-LINE INSURANCE (0.4%)
  13,900     American Financial Group, Inc.                                                 807
   3,700     American International Group, Inc.                                             181
  83,000     Genworth Financial, Inc. "A"*                                                  579
                                                                                     ----------
                                                                                          1,567
                                                                                     ----------
             MULTI-SECTOR HOLDINGS (0.5%)
  13,500     Berkshire Hathaway, Inc. "B"*                                                1,943
                                                                                     ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
   1,500     Navigators Group, Inc.*                                                        111
   2,900     Travelers Companies, Inc.                                                      298
                                                                                     ----------
                                                                                            409
                                                                                     ----------
             REAL ESTATE SERVICES (0.5%)
  19,000     CBRE Group, Inc. "A"*                                                          615
   7,100     Jones Lang LaSalle, Inc.                                                     1,044
                                                                                     ----------
                                                                                          1,659
                                                                                     ----------
             REGIONAL BANKS (0.7%)
   4,000     CIT Group, Inc.                                                                175
  81,100     KeyCorp                                                                      1,054
   6,500     Old National Bancorp                                                            87
   4,000     PNC Financial Services Group, Inc.                                             338
  88,400     Regions Financial Corp.                                                        769
                                                                                     ----------
                                                                                          2,423
                                                                                     ----------
             REINSURANCE (0.1%)
   1,900     Endurance Specialty Holdings Ltd.                                              116
   2,600     Reinsurance Group of America, Inc.                                             215
                                                                                     ----------
                                                                                            331
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.2%)
   5,600     American Assets Trust, Inc.                                             $      249
  34,000     Chambers Street Properties                                                     287
                                                                                     ----------
                                                                                            536
                                                                                     ----------
             REITs - HOTEL & RESORT (0.4%)
  31,700     Hospitality Properties Trust                                                 1,033
   2,900     Host Hotels & Resorts, Inc.                                                     66
   5,300     RLJ Lodging Trust                                                              181
                                                                                     ----------
                                                                                          1,280
                                                                                     ----------
             REITs - INDUSTRIAL (0.3%)
  25,900     ProLogis, Inc.                                                               1,169
                                                                                     ----------
             REITs - MORTGAGE (0.8%)
   8,200     AG Mortgage Investment Trust, Inc.                                             151
  31,400     American Capital Agency Corp.                                                  677
  93,800     Annaly Capital Management, Inc.                                                990
   8,500     Apollo Residential Mortgage                                                    133
  28,800     Invesco Mortgage Capital                                                       442
  14,750     New Residential Investment Corp.                                               188
  22,300     Resource Capital Corp.                                                         108
                                                                                     ----------
                                                                                          2,689
                                                                                     ----------
             REITs - OFFICE (0.1%)
  15,700     Franklin Street Properties Corp.                                               202
                                                                                     ----------
             REITs - RETAIL (0.4%)
   5,200     Brixmor Property Group, Inc.                                                   141
   6,800     Simon Property Group, Inc.                                                   1,351
                                                                                     ----------
                                                                                          1,492
                                                                                     ----------
             REITs - SPECIALIZED (0.3%)
  11,700     Crown Castle International Corp.                                             1,012
                                                                                     ----------
             SPECIALIZED FINANCE (0.3%)
  13,800     CME Group, Inc.                                                              1,177
                                                                                     ----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
  12,500     Home Loan Servicing Solution Ltd.                                              151
                                                                                     ----------
             Total Financials                                                            30,896
                                                                                     ----------
             HEALTH CARE (8.2%)
             ------------------
             BIOTECHNOLOGY (2.0%)
   7,400     Alexion Pharmaceuticals, Inc.*                                               1,356
  12,600     Amgen, Inc.                                                                  1,919
   5,500     Biogen Idec, Inc.*                                                           2,140

================================================================================

16  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
     16,600   Gilead Sciences, Inc.*                                   $   1,740
                                                                       ---------
                                                                           7,155
                                                                       ---------
              HEALTH CARE EQUIPMENT (0.8%)
     21,600   Abbott Laboratories                                            967
      5,400   Baxter International, Inc.                                     380
     48,300   Boston Scientific Corp.*                                       715
      3,200   C.R. Bard, Inc.                                                547
      2,200   Hologic, Inc.*                                                  67
                                                                       ---------
                                                                           2,676
                                                                       ---------
              HEALTH CARE FACILITIES (0.1%)
      1,400   Universal Health Services, Inc. "B"                            143
                                                                       ---------
              HEALTH CARE SERVICES (0.4%)
     17,300   Express Scripts Holdings Co.*                                1,396
                                                                       ---------
              HEALTH CARE SUPPLIES (0.0%)
      2,100   Halyard Health, Inc.*                                           93
                                                                       ---------
              HEALTH CARE TECHNOLOGY (0.3%)
     17,900   Cerner Corp.*                                                1,188
                                                                       ---------
              MANAGED HEALTH CARE (1.3%)
     14,700   Aetna, Inc.                                                  1,350
      5,800   Anthem, Inc.                                                   783
     10,400   Cigna Corp.                                                  1,111
     13,800   UnitedHealth Group, Inc.                                     1,466
                                                                       ---------
                                                                           4,710
                                                                       ---------
              PHARMACEUTICALS (3.3%)
     28,100   AbbVie, Inc.                                                 1,696
      2,700   Allergan, Inc.                                                 592
     28,100   Bristol-Myers Squibb Co.                                     1,694
      5,600   Eli Lilly and Co.                                              403
        700   Jazz Pharmaceuticals plc*                                      118
     20,900   Johnson & Johnson                                            2,093
     23,700   Merck & Co., Inc.                                            1,429
     17,700   Mylan, Inc.*                                                   941
     89,700   Pfizer, Inc.                                                 2,803
                                                                       ---------
                                                                          11,769
                                                                       ---------
              Total Health Care                                           29,130
                                                                       ---------
              INDUSTRIALS (6.1%)
              ------------------
              AEROSPACE & DEFENSE (1.1%)
      1,700   Curtiss-Wright Corp.                                           113
     10,100   Exelis, Inc.                                                   173

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
     10,000   General Dynamics Corp.                                   $   1,332
      7,900   Northrop Grumman Corp.                                       1,240
     14,700   Spirit AeroSystems Holdings, Inc. "A"*                         662
      4,300   United Technologies Corp.                                      494
                                                                       ---------
                                                                           4,014
                                                                       ---------
              AGRICULTURAL & FARM MACHINERY (0.0%)
      1,700   Toro Co.                                                       110
                                                                       ---------
              AIR FREIGHT & LOGISTICS (0.4%)
      8,800   FedEx Corp.                                                  1,488
                                                                       ---------
              AIRLINES (0.8%)
      1,600   Alaska Air Group, Inc.                                         109
     34,000   Southwest Airlines Co.                                       1,536
     16,800   United Continental Holdings, Inc.*                           1,165
                                                                       ---------
                                                                           2,810
                                                                       ---------
              BUILDING PRODUCTS (0.2%)
     11,800   A.O. Smith Corp.                                               701
                                                                       ---------
              CONSTRUCTION & ENGINEERING (0.2%)
     19,400   Quanta Services, Inc.*                                         514
                                                                       ---------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
      1,300   Cummins, Inc.                                                  181
                                                                       ---------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
      5,200   Copart, Inc.*                                                  190
                                                                       ---------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      2,400   Acuity Brands, Inc.                                            360
      3,200   Eaton Corp. plc                                                202
     18,500   Emerson Electric Co.                                         1,053
                                                                       ---------
                                                                           1,615
                                                                       ---------
              HEAVY ELECTRICAL EQUIPMENT (0.1%)
     11,500   Babcock & Wilcox Co.                                           313
                                                                       ---------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      2,500   Korn/Ferry International*                                       71
                                                                       ---------
              INDUSTRIAL CONGLOMERATES (1.0%)
      8,400   Carlisle Companies, Inc.                                       753
    117,600   General Electric Co.                                         2,810
                                                                       ---------
                                                                           3,563
                                                                       ---------
              INDUSTRIAL MACHINERY (0.5%)
      5,700   Blount International, Inc.*                                     89
      3,800   Lincoln Electric Holdings, Inc.                                258

================================================================================

18  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
      8,700   Parker Hannifin Corp.                                    $   1,013
     14,200   Timken Co.                                                     540
                                                                       ---------
                                                                           1,900
                                                                       ---------
              OFFICE SERVICES & SUPPLIES (0.0%)
      3,600   Steelcase, Inc. "A"                                             61
                                                                       ---------
              RAILROADS (0.9%)
     14,900   CSX Corp.                                                      496
     11,000   Norfolk Southern Corp.                                       1,122
     14,000   Union Pacific Corp.                                          1,641
                                                                       ---------
                                                                           3,259
                                                                       ---------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     48,100   MRC Global, Inc.*                                              520
      2,200   United Rentals, Inc.*                                          182
                                                                       ---------
                                                                             702
                                                                       ---------
              TRUCKING (0.0%)
        500   AMERCO                                                         143
                                                                       ---------
              Total Industrials                                           21,635
                                                                       ---------
              INFORMATION TECHNOLOGY (10.5%)
              ------------------------------
              APPLICATION SOFTWARE (0.3%)
      2,500   ANSYS, Inc.*                                                   202
      4,500   Manhattan Associates, Inc.*                                    201
        700   MicroStrategy, Inc. "A"*                                       113
      2,900   NetScout Systems, Inc.*                                        104
      5,800   Solera Holdings, Inc.                                          299
      3,500   SS&C Technologies Holdings, Inc.                               194
                                                                       ---------
                                                                           1,113
                                                                       ---------
              COMMUNICATIONS EQUIPMENT (0.9%)
     50,200   Cisco Systems, Inc.                                          1,323
        600   F5 Networks, Inc.*                                              67
      3,900   Harris Corp.                                                   262
     27,300   QUALCOMM, Inc.                                               1,705
                                                                       ---------
                                                                           3,357
                                                                       ---------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     18,300   Broadridge Financial Solutions, Inc.                           878
      6,300   DST Systems, Inc.                                              609
      2,100   ExlService Holdings, Inc.*                                      62
     14,600   Fiserv, Inc.*                                                1,059
      2,000   Jack Henry & Associates, Inc.                                  123
      5,100   MAXIMUS, Inc.                                                  284

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
      5,600   Syntel, Inc.*                                            $     242
        500   Visa, Inc. "A"                                                 128
                                                                       ---------
                                                                           3,385
                                                                       ---------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
     20,000   Jabil Circuit, Inc.                                            412
      3,700   Methode Electronics, Inc.                                      134
                                                                       ---------
                                                                             546
                                                                       ---------
              INTERNET SOFTWARE & SERVICES (1.3%)
     11,300   Facebook, Inc. "A"*                                            858
      2,690   Google, Inc. "A"*                                            1,446
      4,490   Google, Inc. "C"*                                            2,400
                                                                       ---------
                                                                           4,704
                                                                       ---------
              IT CONSULTING & OTHER SERVICES (0.4%)
      9,000   Booz Allen Hamilton Holdings                                   262
     11,200   Cognizant Technology Solutions Corp. "A"*                      606
      4,300   International Business Machines Corp.                          659
                                                                       ---------
                                                                           1,527
                                                                       ---------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      6,200   Tessera Technologies, Inc.                                     230
                                                                       ---------
              SEMICONDUCTORS (1.6%)
        800   Avago Technologies Ltd.                                         82
     18,700   Integrated Device Technology, Inc.*                            342
     73,300   Intel Corp.                                                  2,422
     15,600   Skyworks Solutions, Inc.                                     1,296
     28,800   Texas Instruments, Inc.                                      1,539
                                                                       ---------
                                                                           5,681
                                                                       ---------
              SYSTEMS SOFTWARE (2.0%)
    100,500   Microsoft Corp.                                              4,060
     47,800   Oracle Corp.                                                 2,003
     44,300   Symantec Corp.                                               1,097
                                                                       ---------
                                                                           7,160
                                                                       ---------
              TECHNOLOGY DISTRIBUTORS (0.3%)
      3,900   Arrow Electronics, Inc.*                                       215
     22,600   Ingram Micro, Inc. "A"*                                        569
      3,800   Tech Data Corp.*                                               217
                                                                       ---------
                                                                           1,001
                                                                       ---------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.4%)
     57,260   Apple, Inc.                                                  6,709
      4,100   EMC Corp.                                                      106

================================================================================

20  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
     53,200   Hewlett-Packard Co.                                      $   1,922
                                                                       ---------
                                                                           8,737
                                                                       ---------
              Total Information Technology                                37,441
                                                                       ---------
              MATERIALS (1.8%)
              ----------------
              ALUMINUM (0.0%)
      6,900   Century Aluminum Co.*                                          159
                                                                       ---------
              COMMODITY CHEMICALS (0.8%)
     13,400   Cabot Corp.                                                    569
     16,200   LyondellBasell Industries N.V. "A"                           1,281
     16,300   Westlake Chemical Corp.                                        934
                                                                       ---------
                                                                           2,784
                                                                       ---------
              DIVERSIFIED METALS & MINING (0.2%)
     13,100   Freeport-McMoRan, Inc.                                         220
     10,900   Globe Specialty Metals, Inc.                                   168
     16,700   Southern Copper Corp.                                          456
                                                                       ---------
                                                                             844
                                                                       ---------
              METAL & GLASS CONTAINERS (0.0%)
      2,100   Greif, Inc. "A"                                                 80
                                                                       ---------
              PAPER PRODUCTS (0.1%)
      1,100   Clearwater Paper Corp.*                                         81
      3,600   KapStone Paper & Packaging Corp.                               108
                                                                       ---------
                                                                             189
                                                                       ---------
              SPECIALTY CHEMICALS (0.7%)
     19,100   Celanese Corp. "A"                                           1,027
      4,900   Sherwin-Williams Co.                                         1,329
                                                                       ---------
                                                                           2,356
                                                                       ---------
              Total Materials                                              6,412
                                                                       ---------
              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
     11,900   Inteliquent, Inc.                                              200
      9,700   Intelsat S.A.*                                                 153
                                                                       ---------
                                                                             353
                                                                       ---------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
     47,200   AT&T, Inc.                                                   1,554
     16,800   Verizon Communications, Inc.                                   768
                                                                       ---------
                                                                           2,322
                                                                       ---------
              Total Telecommunication Services                             2,675
                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              UTILITIES (2.2%)
              ----------------
              ELECTRIC UTILITIES (0.9%)
      5,900   American Electric Power Co., Inc.                                           $     370
      2,800   Entergy Corp.                                                                     245
     33,600   PPL Corp.                                                                       1,193
     27,600   Southern Co.                                                                    1,400
                                                                                          ---------
                                                                                              3,208
                                                                                          ---------
              GAS UTILITIES (0.4%)
     14,000   AGL Resources, Inc.                                                               790
     11,300   Questar Corp.                                                                     293
      8,600   UGI Corp.                                                                         318
                                                                                          ---------
                                                                                              1,401
                                                                                          ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     52,400   AES Corp.                                                                         641
                                                                                          ---------
              MULTI-UTILITIES (0.7%)
     12,900   Consolidated Edison, Inc.                                                         894
      4,300   MDU Resources Group, Inc.                                                          97
     29,600   Public Service Enterprise Group, Inc.                                           1,263
      8,200   Vectren Corp.                                                                     393
                                                                                          ---------
                                                                                              2,647
                                                                                          ---------
              Total Utilities                                                                 7,897
                                                                                          ---------
              Total Common Stocks (cost: $158,458)                                          187,177
                                                                                          ---------
              PREFERRED STOCKS (1.2%)

              CONSUMER STAPLES (0.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.7%)
     40,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                    1,124
     10,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)      1,091
                                                                                          ---------
                                                                                              2,215
                                                                                          ---------
              Total Consumer Staples                                                          2,215
                                                                                          ---------
              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
     28,000   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                        700
                                                                                          ---------
              REGIONAL BANKS (0.1%)
        500   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                           510
                                                                                          ---------
              REINSURANCE (0.0%)
        500   American Overseas Group Ltd., 7.50%, non-cumulative,
               acquired 3/09/2007; cost $526*(b),(c)                                            125
                                                                                          ---------

================================================================================

22  | USAA FIRST START GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              REITs - OFFICE (0.2%)
     20,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual      $     519
                                                                                          ---------
              Total Financials                                                                1,854
                                                                                          ---------
              Total Preferred Stocks (cost: $3,917)                                           4,069
                                                                                          ---------
              EXCHANGE-TRADED FUNDS (19.4%)

              DOMESTIC EXCHANGE-TRADED FUNDS (0.5%)
     14,900   iShares Russell 1000 ETF                                                        1,662
                                                                                          ---------
              Total Domestic Exchange-Traded Funds                                            1,662
                                                                                          ---------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (18.9%)
     29,398   EGShares Emerging Markets Consumer ETF                                            753
    250,000   iShares Core MSCI EAFE ETF                                                     13,948
    233,824   iShares Core MSCI Emerging Markets ETF                                         10,995
    366,771   iShares MSCI EAFE ETF                                                          22,450
    520,976   iShares MSCI Germany ETF                                                       14,613
     18,000   iShares MSCI Philippines ETF                                                      735
     17,870   iShares MSCI Turkey ETF                                                           954
     12,254   SPDR S&P Emerging Markets SmallCap ETF                                            538
     19,024   WisdomTree Emerging Markets Equity Income Fund                                    789
     20,334   WisdomTree Emerging Markets SmallCap Dividend Fund                                884
     36,637   WisdomTree India Earnings Fund                                                    859
                                                                                          ---------
              Total International Exchange-Traded Funds                                      67,518
                                                                                          ---------
              Total Exchange-Traded Funds (cost: $67,477)                                    69,180
                                                                                          ---------
              Total Equity Securities (cost: $229,852)                                      260,426
                                                                                          ---------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                             RATE       MATURITY
---------------------------------------------------------------------------------------------------
              BONDS (24.6%)

              CORPORATE OBLIGATIONS (9.1%)

              ENERGY (1.3%)
              -------------
              OIL & GAS DRILLING (0.1%)
   $    809   Schahin II Finance Co. SPV Ltd.(a)                 5.88%        9/25/2023         479
                                                                                          ---------
              OIL & GAS STORAGE & TRANSPORTATION (1.2%)
        800   DCP Midstream, LLC(a)                              5.85         5/21/2043         740
      1,000   Enbridge Energy Partners, LP                       8.05        10/01/2077       1,098
      1,000   Energy Transfer Partners, LP                       3.25(d)     11/01/2066         890

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)         SECURITY                                           RATE          MATURITY       (000)
---------------------------------------------------------------------------------------------------
    $ 1,000   Enterprise Products Operating, LLC                 7.00%        6/01/2067    $  1,015
        500   TEPPCO Partners, LP                                7.00         6/01/2067         510
                                                                                           --------
                                                                                              4,253
                                                                                           --------
              Total Energy                                                                    4,732
                                                                                           --------
              FINANCIALS (5.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
        900   Prospect Capital Corp.                             5.00         7/15/2019         931
      1,575   State Street Capital Trust IV                      1.24(d)      6/01/2077       1,300
                                                                                           --------
                                                                                              2,231
                                                                                           --------
              DIVERSIFIED BANKS (0.2%)
      1,000   JPMorgan Chase Capital XIII                        1.21(d)      9/30/2034         825
                                                                                           --------
              LIFE & HEALTH INSURANCE (0.9%)
        800   Lincoln National Corp.                             7.00         5/17/2066         800
        200   Lincoln National Corp.                             6.05         4/20/2067         201
      1,000   Prudential Financial, Inc.                         5.63         6/15/2043       1,045
      1,000   StanCorp Financial Group, Inc.                     6.90         6/01/2067       1,038
                                                                                           --------
                                                                                              3,084
                                                                                           --------
              MULTI-LINE INSURANCE (0.8%)
      1,000   Genworth Holdings, Inc.                            6.15        11/15/2066         630
      1,000   Glen Meadow Pass-Through Trust(a)                  6.51         2/12/2067         981
      1,000   Nationwide Mutual Insurance Co.(a)                 2.53(d)     12/15/2024       1,002
                                                                                           --------
                                                                                              2,613
                                                                                           --------
              PROPERTY & CASUALTY INSURANCE (1.8%)
      1,000   Allstate Corp.                                     5.75         8/15/2053       1,065
      1,000   AmTrust Financial Services, Inc.                   6.13         8/15/2023       1,093
      1,000   HSB Group, Inc.(c)                                 1.16(d)      7/15/2027         680
        750   Ironshore Holdings, Inc.(a)                        8.50         5/15/2020         902
      1,300   Oil Insurance Ltd.(a)                              3.24(d)              -(e)    1,178
        500   Progressive Corp.                                  6.70         6/15/2067         540
      1,000   Travelers Companies, Inc.                          6.25         3/15/2067       1,075
                                                                                           --------
                                                                                              6,533
                                                                                           --------
              REGIONAL BANKS (1.3%)
      1,000   Cullen/Frost Capital Trust II                      1.78(d)      3/01/2034         879
      1,000   Fulton Capital Trust I                             6.29         2/01/2036         998
      1,000   KeyCorp Capital I                                  1.00(d)      7/01/2028         825
        150   M&T Capital Trust I                                8.23         2/01/2027         151
      1,000   Manufacturers & Traders Trust Co.                  5.63        12/01/2021       1,046
      1,000   Suntrust Capital I                                 0.90(d)      5/15/2027         835
                                                                                           --------
                                                                                              4,734
                                                                                           --------

================================================================================

24  | USAA FIRST START GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                               COUPON                     VALUE
(000)         SECURITY                                                RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------------
              REINSURANCE (0.3%)
     $  500   Alterra USA Holdings Ltd.(a)                             7.20%    4/14/2017     $   548
        500   Platinum Underwriters Finance, Inc.                      7.50     6/01/2017         560
                                                                                              -------
                                                                                                1,108
                                                                                              -------
              Total Financials                                                                 21,128
                                                                                              -------
              INDUSTRIALS (0.3%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
      1,000   Textron Financial Corp.(a)                               6.00     2/15/2067         910
                                                                                              -------
              UTILITIES (1.6%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
        983   NextEra Energy Capital Holdings, Inc.                    6.65     6/15/2067         997
      1,000   PPL Capital Funding, Inc.                                6.70     3/30/2067         980
                                                                                              -------
                                                                                                1,977
                                                                                              -------
              MULTI-UTILITIES (1.1%)
      1,000   Dominion Resources, Inc.                                 7.50     6/30/2066       1,037
        770   Integrys Energy Group, Inc.                              6.11    12/01/2066         775
      1,000   Puget Sound Energy, Inc.                                 6.97     6/01/2067       1,019
        975   Wisconsin Energy Corp.                                   6.25     5/15/2067         980
                                                                                              -------
                                                                                                3,811
                                                                                              -------
              Total Utilities                                                                   5,788
                                                                                              -------
              Total Corporate Obligations (cost: $29,854)                                      32,558
                                                                                              -------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.0%)

              FINANCIALS (1.8%)
              -----------------
              DIVERSIFIED BANKS (0.8%)
      1,500   Barclays Bank plc                                        0.63(d)          -(e)      945
      2,040   HSBC Bank plc                                            0.69(d)          -(e)    1,293
        500   LBI hf, acquired 10/12/2007; cost $500(a),(b),(c),(f)    7.43             -(e)        -
      1,000   Lloyds Bank plc                                          0.60(d)          -(e)      647
                                                                                              -------
                                                                                                2,885
                                                                                              -------
              LIFE & HEALTH INSURANCE (0.3%)
      1,000   Great-West Life & Annuity Insurance Capital, LP(a)       7.15     5/16/2046       1,040
                                                                                              -------
              MULTI-LINE INSURANCE (0.3%)
        800   ZFS Finance USA Trust V(a)                               6.50     5/09/2067         850
                                                                                              -------
              PROPERTY & CASUALTY INSURANCE (0.2%)
        750   QBE Capital Funding III Ltd.(a)                          7.25     5/24/2041         826
                                                                                              -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)         SECURITY                                               RATE       MATURITY        (000)
-----------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.0%)
    $ 1,000   Glitnir Banki hf, acquired 9/11/2006-10/18/2006;
               cost $1,017(a),(b),(c),(f)                            7.45%              -(e)   $    -
                                                                                               ------
              REINSURANCE (0.2%)
        804   Swiss Re Capital I, LP(a)                              6.85               -(e)      846
                                                                                               ------
              Total Financials                                                                  6,447
                                                                                               ------
              MATERIALS (0.6%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
      1,000   Braskem Finance Ltd.                                   6.45       2/03/2024         977
                                                                                               ------
              GOLD (0.3%)
      1,000   Kinross Gold Corp.                                     5.95       3/15/2024         996
                                                                                               ------
              Total Materials                                                                   1,973
                                                                                               ------
              UTILITIES (0.6%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
        800   EDP Finance B.V.(a)                                    4.13       1/15/2020         820
        650   Electricite De France S.A.(a)                          5.25               -(e)      684
        500   Enel S.p.A.(a)                                         8.75       9/24/2073         595
                                                                                               ------
                                                                                                2,099
                                                                                               ------
              Total Utilities                                                                   2,099
                                                                                               ------
              Total Eurodollar and Yankee Obligations (cost: $11,240)                          10,519
                                                                                               ------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              -----------------
        958   Structured Asset Mortgage Investments,
               Inc. (cost: $863)                                     0.67(d)    7/19/2035         874
                                                                                               ------
              COMMERCIAL MORTGAGE SECURITIES (5.2%)

              FINANCIALS (5.2%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.2%)
        500   Banc of America Commercial Mortgage, Inc.              5.76       5/10/2045         523
      1,000   Banc of America Commercial Mortgage, Inc.              5.15       9/10/2047       1,018
        500   Banc of America Commercial Mortgage, Inc.              6.27       2/10/2051         538
      1,000   Bear Stearns Commercial Mortgage Securities,
               Inc.(a)                                               5.66       9/11/2041         970
        500   Bear Stearns Commercial Mortgage Securities, Inc.      4.99       9/11/2042         511
        530   Citigroup Commercial Mortgage Trust                    5.77       3/15/2049         552
      1,000   GE Capital Commercial Mortgage Corp.                   5.31      11/10/2045       1,008
      1,000   GE Capital Commercial Mortgage Corp.                   5.61      12/10/2049       1,054

================================================================================

26  | USAA FIRST START GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                               COUPON                     VALUE
(000)         SECURITY                                                RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------
     $  341   GMAC Commercial Mortgage Securities, Inc.              4.97%    12/10/2041    $     348
        250   GMAC Commercial Mortgage Securities, Inc.              4.98     12/10/2041          259
      1,000   GS Mortgage Securities Corp. II                        5.52      4/10/2038        1,028
      1,000   GS Mortgage Securities Corp. II                        4.78      7/10/2039        1,004
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.04     10/15/2042        1,010
        690   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.57      4/15/2043          713
        378   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.38     12/15/2044          390
        500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.38     12/15/2044          514
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.88      4/15/2045        1,000
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.48      5/15/2045        1,055
        250   Merrill Lynch Mortgage Trust                           5.24      7/12/2038          247
        135   Merrill Lynch Mortgage Trust                           5.27      7/12/2038          129
        670   Merrill Lynch Mortgage Trust                           5.69      5/12/2039          675
        500   Merrill Lynch Mortgage Trust                           5.01     10/12/2041          501
      1,000   Merrill Lynch Mortgage Trust                           5.84      6/12/2050        1,038
      1,000   ML-CFC Commercial Mortgage Trust                       5.42      8/12/2048        1,049
        500   ML-CFC Commercial Mortgage Trust                       5.89      8/12/2049          511
      1,000   Wachovia Bank Commercial Mortgage Trust                5.71      5/15/2043        1,034
                                                                                            ---------
                                                                                               18,679
                                                                                            ---------
              Total Financials                                                                 18,679
                                                                                            ---------
              Total Commercial Mortgage Securities (cost: $17,333)                             18,679
                                                                                            ---------
              U.S. TREASURY SECURITIES (7.1%)

              BONDS (4.4%)
              ------------
      1,900   2.30%, 8/15/2044 (STRIPS Principal)(h)                                              959
     10,500   3.13%, 8/15/2044                                                                 12,464
      2,000   3.00%, 11/15/2044                                                                 2,321
                                                                                            ---------
                                                                                               15,744
                                                                                            ---------
              NOTES (2.7%)
              ------------
      1,000   1.75%, 5/15/2022                                                                 1,017
      4,970   1.63%, 8/15/2022                                                                 5,007
        390   1.63%, 11/15/2022                                                                  392
        170   2.00%, 2/15/2023                                                                   176
      1,000   2.75%, 11/15/2023                                                                1,093

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                                                            VALUE
(000)         SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
$  800        2.38%, 8/15/2024                                                                $     850
 1,000        2.25%, 11/15/2024                                                                   1,051
                                                                                              ---------
                                                                                                  9,586
                                                                                              ---------
              Total U.S. Treasury Securities (cost: $22,549)                                     25,330
                                                                                              ---------
              Total Bonds (cost: $81,839)                                                        87,960
                                                                                              ---------

-------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.9%)

              MONEY MARKET FUNDS (1.9%)
 6,970,884    State Street Institutional Liquid Reserves Fund
               Premier Class, 0.09% (g) (cost: $6,971)                                           6,971
                                                                                              --------
              TOTAL INVESTMENTS (COST: $318,662)                                              $355,357
                                                                                              ========


-------------------------------------------------------------------------------------------------------
($ in 000s)                                              VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------

                                             (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                         QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                     IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $187,177              $     -            $  -    $187,177
  Preferred Stocks                                   -                3,944             125       4,069
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds               1,662                    -               -       1,662
    International Exchange-Traded Funds         67,518                    -               -      67,518
Bonds:
  Corporate Obligations                              -               31,878             680      32,558
  Eurodollar and Yankee Obligations                  -               10,519               -      10,519
  Collateralized Mortgage Obligations                -                  874               -         874
  Commercial Mortgage Securities                     -               18,679               -      18,679
  U.S. Treasury Securities                      24,371                  959               -      25,330
Money Market Instruments:
  Money Market Funds                             6,971                    -               -       6,971
-------------------------------------------------------------------------------------------------------
Total                                         $287,699              $66,853            $805    $355,357
-------------------------------------------------------------------------------------------------------

================================================================================

28  | USAA FIRST START GROWTH FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------------------
                                                                    PREFERRED     CORPORATE
                                                                       STOCKS   OBLIGATIONS
-------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                              $895          $770
Purchases                                                                   -             -
Sales                                                                    (795)            -
Transfers into Level 3                                                      -             -
Transfers out of Level 3                                                    -             -
Net realized gain (loss) on investments                                   (55)            -
Change in net unrealized appreciation/depreciation of investments          80           (90)
-------------------------------------------------------------------------------------------
Balance as of January 31, 2015                                           $125          $680
-------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.2% of net assets at January 31, 2015.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than

================================================================================

30  | USAA FIRST START GROWTH FUND

================================================================================

   the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   REIT    Real estate investment trust

   STRIPS  Separate trading of registered interest and principal of securities

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

   (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2015, was $125,000, which represented less than 0.1% of the Fund's net assets.

   (c) Security was fair valued at January 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $805,000, which represented 0.2% of the Fund's net assets.

   (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2015.

   (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (f) At January 31, 2015, the issuer was in default with respect to interest and/or principal payments.

   (g) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

   (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

32  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $318,662)                $355,357
   Cash                                                                               14
   Receivables:
       Capital shares sold                                                           967
       USAA Asset Management Company (Note 5D)                                       103
       Dividends and interest                                                      1,068
       Securities sold                                                             9,327
                                                                                --------
           Total assets                                                          366,836
                                                                                --------
LIABILITIES
   Payables:
      Securities purchased                                                         9,403
      Capital shares redeemed                                                        131
   Accrued management fees                                                           237
   Accrued transfer agent's fees                                                      24
   Other accrued expenses and payables                                                71
                                                                                --------
          Total liabilities                                                        9,866
                                                                                --------
              Net assets applicable to capital shares outstanding               $356,970
                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $317,195
  Overdistribution of net investment income                                         (508)
  Accumulated net realized gain on investments and options                         3,588
  Net unrealized appreciation of investments                                      36,695
                                                                                --------
              Net assets applicable to capital shares outstanding               $356,970
                                                                                ========
  Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                27,607
                                                                                ========
    Net asset value, redemption price, and offering price per share             $  12.93
                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of less than $500)           $ 2,650
   Interest                                                                2,094
                                                                         -------
            Total income                                                   4,744
                                                                         -------
EXPENSES
   Management fees                                                         1,379
   Administration and servicing fees                                         265
   Transfer agent's fees                                                   1,220
   Custody and accounting fees                                                73
   Postage                                                                    54
   Shareholder reporting fees                                                 31
   Trustees' fees                                                             12
   Registration fees                                                          18
   Professional fees                                                          40
   Other                                                                       5
                                                                         -------
            Total expenses                                                 3,097
   Expenses reimbursed                                                      (660)
                                                                         -------
            Net expenses                                                   2,437
                                                                         -------
NET INVESTMENT INCOME                                                      2,307
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
   Net realized gain (loss) on:
       Investments                                                         9,332
       Options                                                              (456)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                        (7,040)
       Options                                                              (174)
                                                                         -------
            Net realized and unrealized gain                               1,662
                                                                         -------
   Increase in net assets resulting from operations                      $ 3,969
                                                                         =======

See accompanying notes to financial statements.

================================================================================

34  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

---------------------------------------------------------------------------------------------
                                                                      1/31/2015     7/31/2014
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $  2,307      $  4,737
   Net realized gain on investments                                       9,332        18,363
   Net realized loss on options                                            (456)       (1,243)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                       (7,040)       12,828
       Options                                                             (174)          352
                                                                       ----------------------
       Increase in net assets resulting from operations                   3,969        35,037
                                                                       ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (4,944)       (5,182)
   Net realized gains                                                   (19,776)       (2,712)
                                                                       ----------------------
       Distributions to shareholders                                    (24,720)       (7,894)
                                                                       ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             43,912        80,873
   Reinvested dividends                                                  24,525         7,848
   Cost of shares redeemed                                              (31,690)      (53,104)
                                                                       ----------------------
       Increase in net assets from capital share transactions            36,747        35,617
                                                                       ----------------------
   Net increase in net assets                                            15,996        62,760

NET ASSETS
   Beginning of period                                                  340,974       278,214
                                                                       ----------------------
   End of period                                                       $356,970      $340,974
                                                                       ======================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                                       $   (508)     $  2,129
                                                                       ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            3,238         6,133
   Shares issued for dividends reinvested                                 1,850           601
   Shares redeemed                                                       (2,339)       (4,034)
                                                                       ----------------------
     Increase in shares outstanding                                       2,749         2,700
                                                                       ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these

================================================================================

36  | USAA FIRST START GROWTH FUND

================================================================================

   monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

       available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8.  Options are valued by a pricing service at the National Best Bid/Offer
       (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

38  | USAA FIRST START GROWTH FUND

================================================================================

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A2. Additionally, certain bonds, valued based on methods discussed in Note 1A5.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at January 31, 2015, did not include master netting provisions.

================================================================================

40  | USAA FIRST START GROWTH FUND

================================================================================

   OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2015 (IN THOUSANDS)

                                                                          CHANGE IN
   DERIVATIVES                                                            UNREALIZED
   NOT ACCOUNTED                                         REALIZED         APPRECIATION
   FOR AS HEDGING     STATEMENT OF                       GAIN (LOSS)      (DEPRECIATION)
   INSTRUMENTS        OPERATIONS LOCATION                ON DERIVATIVES   ON DERIVATIVES
   -------------------------------------------------------------------------------------
   Equity contracts   Net realized loss on options /        $(456)            $(174)
                      Change in net unrealized
                      appreciation/depreciation
                      of options
   -------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective

================================================================================

42  | USAA FIRST START GROWTH FUND

================================================================================

   yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

44  | USAA FIRST START GROWTH FUND

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $119,695,000 and $103,686,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $45,552,000 and $8,857,000, respectively, resulting in net unrealized appreciation of $36,695,000.

For the six-month period ended January 31, 2015, transactions in written call and put options* were as follows:

                                                                            PREMIUMS
                                                            NUMBER OF       RECEIVED
                                                            CONTRACTS         (000's)
                                                            ------------------------
Outstanding at July 31, 2014                                      180           $216
Options written                                                     -              -
Options terminated in closing
 purchase transactions                                              -              -
Options expired                                                  (180)          (216)
                                                            ------------------------
Outstanding at January 31, 2015                                     -           $  -
                                                            ========================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board.

================================================================================

46  | USAA FIRST START GROWTH FUND

================================================================================

   The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE
   RELATIVE TO INDEX                          ANNUAL ADJUSTMENT RATE
   (IN BASIS POINTS)(1)                       (IN BASIS POINTS)(1)
   -----------------------------------------------------------------
   +/- 100 to 400                             +/- 4
   +/- 401 to 700                             +/- 5
   +/- 701 and greater                        +/- 6

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $1,379,000, which included a 0.03% performance adjustment of $55,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with Quantitative Management Associates LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets invested in domestic stocks (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.20% on the first $250 million, and 0.15% on assets over $250 million of the portion of the Fund's average net assets that QMA manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to QMA, of $188,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $265,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

48  | USAA FIRST START GROWTH FUND

================================================================================

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2015, to limit the total annual operating expenses of the Fund to 1.38% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2015, the Fund incurred reimbursable expenses of $660,000, of which $103,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,220,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                PERIOD ENDED
                                  JANUARY 31,               YEAR ENDED JULY 31,
                                 ---------------------------------------------------------------
                                    2015       2014       2013       2012       2011       2010
                                 ---------------------------------------------------------------
Net asset value at
 beginning of period             $  13.72   $  12.56   $  10.87   $  11.15   $   9.73   $   8.45
                                 ---------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                .08        .20        .23        .24        .21        .30
 Net realized and
  unrealized gain (loss)              .09       1.31       1.69       (.28)      1.46       1.30
                                 ---------------------------------------------------------------
Total from investment
 operations                           .17       1.51       1.92       (.04)      1.67       1.60
                                 ---------------------------------------------------------------
Less distributions from:
 Net investment income               (.18)      (.23)      (.23)      (.24)      (.25)      (.32)
 Realized capital gains              (.78)      (.12)         -          -          -          -
                                 ---------------------------------------------------------------
Total distributions                  (.96)      (.35)      (.23)      (.24)      (.25)      (.32)
                                 ---------------------------------------------------------------
Net asset value at
 end of period                   $  12.93   $  13.72   $  12.56   $  10.87   $  11.15   $   9.73
                                 ===============================================================
Total return (%)*                    1.13      12.16      17.90       (.20)     17.32      19.00
Net assets at end
 of period (000)                 $356,970   $340,974   $278,214   $222,427   $226,948   $200,296
Ratios to average
 net assets:**
 Expenses (%)(a)                     1.38(c)    1.38       1.38       1.38       1.38       1.38
 Expenses, excluding
 reimbursements (%)(a)               1.75(c)    1.74       1.79       1.90       1.91       2.14
 Net investment
 income (%)                          1.31(c)    1.53       2.01       2.26       1.95       3.11
Portfolio turnover (%)                 30         64         70         85(b)     133(b)     188(b)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $350,467,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        -          -       (.00%)(+)  (.00%)(+)  (.00%)(+)  (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Reflects decreased trading activity due to changes in subadviser(s) and asset allocation strategies.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA FIRST START GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING               ENDING                DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2014 -
                                 AUGUST 1, 2014        JANUARY 31, 2015         JANUARY 31, 2015
                                 ----------------------------------------------------------------
Actual                              $1,000.00              $1,011.30                   $7.00
Hypothetical
 (5% return before expenses)         1,000.00               1,018.25                    7.02

*Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending actual account value on the first line in the table is based on its actual total return of 1.13% for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

52  | USAA FIRST START GROWTH FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT usaa.com                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                --------------
       9800 Fredericksburg Road                               PRSRT STD
       San Antonio, TX 78288                                U.S. Postage
                                                                PAID
                                                                USAA
                                                           --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA        We know what it means to serve.(R)             10%

   =============================================================================
   31703-0315                                (C)2015, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate  Governance  Committee  selects  and  nominates   candidates  for
membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.




ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.












                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    March 26, 2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     March 30, 2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      March 30, 2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.